Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Estimated Useful Lives of Property and Equipment

Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	10-20 years
Computer and network equipment	1-10 years
Office equipment	1-8 years
Motor vehicles	4-8 years

Weighted Average Useful Lives of Intangible Assets

Intangible assets have weighted average useful lives from the date of purchase/ acquisition as follows:

Purchased software	6.5 years
Radio spectrum license	15 years
Contract backlog*	4.9 years
Customer relationships*	8.8 years
Supplier relationships*	10 years
Licenses*	15 years
Trade Name*	20 years
Platform software*	5 years
Non-compete agreement*	5 years
Internal-use software	4.9 years

*	Acquired in the acquisitions of subsidiaries.

Summary of Impairment Charges Associated with Long-Lived Assets and Acquired Intangibles

The Company recorded impairment charges associated with its long-lived assets and acquired intangibles as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Impairment of equipment	238,144	237,956	—	—
Impairment of intangible assets	154,803	163,852	—	—

Interest Expense

As a result of total interest expenses capitalized during the period, the interest expenses for the years ended December 31, 2016, 2017 and 2018, were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Interest expense and amortization cost of bonds	113,367	63,354	150,098	21,831
Interest expense on bank borrowings	46,377	87,916	19,395	2,820
Interest expense on capital lease	66,687	63,757	79,935	11,626

Total interest expenses	226,431	215,027	249,428	36,277
Less: Total interest expenses capitalized	(27,842)	(29,714)	(13,362)	(1,943)

Interest expenses, net	198,589	185,313	236,066	34,334